Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts, beginning of year	$ 4,085	$ 2,911	$ 1,763
Provisions charged to expense	1,840	1,355	1,937
Amounts written off	(1,922)	(152)	(744)
Other, including fluctuations in foreign exchange rates	121	(29)	(45)
Allowance for doubtful accounts, end of year	4,559	4,085	2,911
Cumulative Effect, Period of Adoption, Adjustment
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts, beginning of year	435	0	0
Allowance for doubtful accounts, end of year	$ 500	$ 435	$ 0